Investments in Companies Accounted for at Equity Method (Details 4) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about investment property [line items]
Current assets	$ 965,504	$ 781,100
Noncurrent assets excluding goodwill	61,070	37,335
Noncurrent liabilities	(8,311)	(8,734)
Equity	896,334	805,397	$ 772,922	$ 723,842
Goodwill	724,193	640,918
Company's carrying amount of the investment in TSG	26,021	25,710
TSG [Member]
Disclosure of detailed information about investment property [line items]
Current assets	48,340	39,101
Noncurrent assets excluding goodwill	5,507	1,498
Current liabilities	(28,436)	(22,152)
Noncurrent liabilities	(8,625)	(3,750)
Equity	$ 16,786	$ 14,697
Company's share in TSG	50.00%	50.00%
Working capital	$ 8,393	$ 7,349
Excess cost of intangible assets net of deferred tax	7,787	8,498
Goodwill	9,836	9,836
Company's carrying amount of the investment in TSG	$ 26,016	$ 25,683